PENSION PLANS - Weighted Average Assumptions (Details) (Pension plans)	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011
Pension plans
Projected benefit obligation
Discount rate	3.65%	4.25%	5.00%
Net periodic benefit cost
Discount rate	4.25%	5.00%	5.80%
Expected long-term rate of return on plan assets	8.00%	8.00%	8.75%